SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO FIXED INCOME FUNDS
For the Wells Fargo Strategic Income Fund (the “Fund”)

The following changes are effective August 3, 2020:

I. Name Change The Fund’s name is changed to “Wells Fargo Income Plus Fund”.

II. Sub-Adviser and Portfolio Management Changes Wells Fargo Asset Management (International) Limited is removed as a sub-adviser to the Fund. All references to Wells Fargo Asset Management (International) Limited as sub-adviser to the Fund are hereby removed.

In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the management table with respect to the Fund is revised to read as follows:

Funds	Sub-Adviser	Portfolio Managers
Income Plus Fund	Wells Capital Management	Christopher Y. Kauffman, CFA Jay N. Mueller, CFA Janet S. Rilling, CFA, CPA Michael J. Schueller, CFA Noah Wise, CFA

In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Wells Capital Management
Christopher Y. Kauffman, CFA[1]	Registered Investment Companies
	Number of Accounts	8
	Total Assets Managed	$4.08B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	3
	Total Assets Managed	$460.01M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	The portfolio manager became a portfolio manager of the Fund on August 3, 2020. The information presented in this table is as of September 30, 2019, at which time they were not a portfolio manager of the Fund.

Wells Capital Management
Jay N. Mueller, CFA[1]	Registered Investment Companies
	Number of Accounts	6
	Total Assets Managed	$3.12B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0

Wells Capital Management
Number of Accounts Subject to Performance Fee	0
Assets of Accounts Subject to Performance Fee	$0
Other Accounts
Number of Accounts	4
Total Assets Managed	$693.42M
Number of Accounts Subject to Performance Fee	0
Assets of Accounts Subject to Performance Fee	$0
1.	The portfolio manager became a portfolio manager of the Fund on August 3, 2020. The information presented in this table is as of September 30, 2019, at which time they were not a portfolio manager of the Fund.

Wells Capital Management
Janet S. Rilling, CFA, CPA[1]	Registered Investment Companies
	Number of Accounts	6
	Total Assets Managed	$3.12B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	4
	Total Assets Managed	$693.42M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	The portfolio manager became a portfolio manager of the Fund on August 3, 2020. The information presented in this table is as of September 30, 2019, at which time they were not a portfolio manager of the Fund.

Wells Capital Management
Michael Schueller, CFA[1]	Registered Investment Companies
	Number of Accounts	7
	Total Assets Managed	$2.88B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	2
	Total Assets Managed	$335.77M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	The portfolio manager became a portfolio manager of the Fund on August 3, 2020. The information presented in this table is as of September 30, 2019, at which time they were not a portfolio manager of the Fund.

Sub-Adviser / Portfolio Manager	Funds	Dollar Range of Holdings in Fund
Wells Capital Management
Christopher Y. Kauffman, CFA[1]	Income Plus Fund	$0
Jay N. Mueller, CFA[1]	Income Plus Fund	$0
Janet S. Rilling, CFA, CPA[1]	Income Plus Fund	$0
Michael Schueller, CFA[1]	Income Plus Fund	$0
1.	The portfolio manager became a portfolio manager of the Fund on August 3, 2020. The information presented in this table is as of September 30, 2019, at which time they were not a portfolio manager of the Fund.

May 29, 2020